[ Janus Letterhead ]
January 28, 2011
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 138 and Amendment No. 121 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(b) under the 1933 Act to make certain non-material changes and update financial information for certain series of the Registrant. The Amendment relates only to the following series and classes:

Series	Class
Alternative Funds
Janus Global Real Estate Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares,
Class T Shares

Janus Long/Short Fund	Class A Shares, Class C Shares, Class I Shares, Class R Shares, Class S Shares,
Class T Shares

Global & International Funds
Janus Global Life Sciences Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares,
Class T Shares

Janus Global Research Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares,
Class T Shares

Janus Global Select Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares,
Class S Shares, Class T Shares

Janus Global Technology Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares,
Class T Shares

Janus International Equity Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares,
Class S Shares, Class T Shares

Janus Overseas Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares,
Class S Shares, Class T Shares

Janus Worldwide Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares,
Class S Shares, Class T Shares

Series	Class
Growth & Core Funds
Janus Balanced Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares,
Class S Shares, Class T Shares

Janus Contrarian Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares,
Class S Shares, Class T Shares

Janus Enterprise Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares,
Class S Shares, Class T Shares

Janus Forty Fund	Class A Shares, Class C Shares, Class I Shares, Class R Shares, Class S Shares,
Class T Shares

Janus Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares,
Class S Shares, Class T Shares

Janus Growth and Income Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares,
Class S Shares, Class T Shares

Janus Research Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares,
Class T Shares

Janus Triton Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares,
Class S Shares, Class T Shares

Janus Twenty Fund	Class D Shares and Class T Shares

Janus Venture Fund	Class D Shares and Class T Shares
Value Fund
Perkins Global Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares,
Class T Shares
The Registrant has marked the individual prospectuses and SAI comprising the Amendment to show changes made since Post-Effective Amendment 136, filed on November 12, 2010, and Post-Effective Amendment No. 137, filed on December 27, 2010, as applicable.
As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on January 28, 2011, pursuant to Rule 485(b) under the 1933 Act. Pursuant to Rule 485(b)(4) of Regulation C under the 1933 Act, I hereby confirm that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).
Please call me at (303) 336-4045 with any comments, questions, or if you would like any additional information regarding this filing.
Sincerely,
/s/ Robin Nesbitt
Robin Nesbitt
Legal Counsel
Enclosure (via EDGAR only)

cc:	Stephanie Grauerholz-Lofton, Esq. Larry Greene, Esq. Donna Brungardt